UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: October 31

Date of reporting period:  July 31, 2010

Item 1. Schedule of Investments.

Advisory Research International Small Cap Value Fund
SCHEDULE OF INVESTMENTS - As of July 31, 2010
(Unaudited)

Number of Shares		Value

	Common Stocks - 92.7%
	Australia - 5.2%
286,998	Australian Agricultural Co., Ltd.	$390,924
52,957	Crown Ltd.	382,218
172,885	Tassal Group Ltd.	222,460
		995,602

	Austria - 0.0%
22,539	EVN AG	384,200

	Canada - 2.9%
149,771	Genesis Land Development Corp.*	541,947

	China - 4.8%
2,920,000	Golden Meditech Holdings Ltd.*	559,828
483,000	People's Food Holdings Ltd.	238,410
1,292,500	Wuyi International Pharmaceutical Co., Ltd.	118,176
		916,414

	France - 5.1%
2,564	Guyenne et Gascogne SA	256,034
7,825	Nexans SA	530,484
2,422	Societe BIC SA	180,229
		966,747

	Germany - 6.0%
8,206	Hochtief AG	530,861
4,395	Krones AG	249,281
2,800	Salzgitter AG	187,813
11,366	Wacker Neuson SE	168,334
		1,136,289

	Hong Kong - 3.5%
835,000	Emperor Entertainment Hotel Ltd.	158,024
802,000	Emperor International Holdings	191,953
31,000	Guoco Group Ltd.	305,544
		655,521

	Ireland - 2.5%
253,728	Beazley PLC	477,644

	Israel - 0.4%
5,083	Elbit Imaging Ltd.*	67,354

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Advisory Research International Small Cap Value Fund
SCHEDULE OF INVESTMENTS - As of July 31, 2010
(Unaudited)

Number of Shares		Value

	Italy - 8.9%
58,400	Buzzi Unicem SpA	$371,076
27,805	Danieli & C Officine Meccaniche SpA	300,780
46,253	Exor SpA	711,911
699	Italmobiliare SpA	15,234
149,994	Milano Assicurazioni SpA	291,165
		1,690,166

	Japan- 25.7%
21,000	Aderans Holdings Co., Ltd. *	256,891
9,600	Arcs Co. Ltd.	128,681
9,600	As One Corp.	178,226
5,300	Bank of Okinawa Ltd.	170,681
51,350	Chugoku Marine Paints Ltd.	365,612
11,200	Cosel Co., Ltd.	163,567
7,700	Japan Petroleum Exploration Co.	302,799
15,000	Kanto Natural Gas Development Ltd.	76,070
18,900	Maruichi Steel Tube Ltd.	376,517
6,900	MISUMI Group, Inc.	132,153
30,800	Namco Bandai Holdings, Inc.	275,414
9,000	Ono Pharmaceutical Co., Ltd.	371,851
24,400	Pronexus, Inc.	126,463
8,500	Ryosan Co., Ltd.	216,756
4,300	San-A Co., Ltd.	158,041
2,928	SBI Holdings, Inc.	388,462
35,400	Star Micronics Co., Ltd.	375,998
5,600	Taiyo Ink Manufacturing Co., Ltd.	153,761
14,800	Takeuchi Manufacturing Co., Ltd.	165,879
9,800	TKC	167,516
4,320	USS Co., Ltd.	323,702
		4,875,040

	Liechtenstein - 0.7%
1,060	Verwaltungs- und Privat-Bank AG	137,812

	Netherlands - 4.8%
33,692	Brit Insurance Holdings NV	527,841
3,903	Koninklijke DSM NV	185,066
2,320	Wereldhave NV - REIT	191,068
		903,975

	Panama - 2.6%
39,960	Banco Latinoamericano de Comercio Exterior SA - E Shares	494,305

	Portugal - 1.6%
62,584	Banco Espirito Santo SA	299,239

Advisory Research International Small Cap Value Fund
SCHEDULE OF INVESTMENTS - As of July 31, 2010
(Unaudited)

Number of Shares		Value

	Singapore - 2.4%
992,000	Gallant Venture Ltd.*	$190,550
249,000	Hi-P International Ltd.	132,850
214,000	Metro Holdings Ltd.	123,745
		447,145

	Sweden - 1.8%
27,985	Industrivarden AB - C Shares	350,114

	Switzerland - 3.0%
557	Banque Cantonale Vaudoise	248,361
4,577	Pargesa Holding SA	314,487
		562,848

	United Kingdom - 6.7%
76,656	Bodycote PLC	285,086
65,992	Bovis Homes Group PLC*	356,019
152,590	Colt Group SA*	308,633
14,265	Whitbread PLC	315,124
		1,264,862

	United States - 2.1%
14,220	Pricesmart, Inc.	398,160

	Total Common Stocks	17,565,384
	(Cost $17,296,900)

	Short Term Investments - 7.4%
1,394,740	Fidelity Institutional Money Market Fund, 0.29% †	$1,394,740
	(Cost $1,394,740)

	Total Investments - 100.1%	18,960,124
	(Cost $18,691,640)
	Liabilities less Other Assets (0.1%)	(21,170)
	Total Net Assets	$18,938,954

* Non-Income Producing
REIT – Real Estate Investment Trust
ADR – American Depository Receipt
† The rate quoted is the annualized seven-day yield of the Fund at the period end.

See accompanying Notes to Schedule of Investments.

Advisory Research International Small Cap Value Fund
SCHEDULE OF INVESTMENTS BY INDUSTRY - As of July 31, 2010
(Unaudited)

Industry	Percent of Net Assets
Diversified Financial Services	8.9%
Machinery	6.9%
Insurance	6.8%
Commercial Banks	6.4%
Food & Staples Retailing	5.0%
Hotels Restaurants & Leisure	4.5%
Food Products	4.5%
Real Estate Management & Development	4.2%
Chemicals	3.7%
Electrical Equipment	3.7%
Electronic Equipment, Instruments	3.1%
Metals & Mining	3.0%
Health Care Equipment & Supplies	2.9%
Construction & Engineering	2.8%
Capital Markets	2.8%
Pharmaceuticals	2.6%
Construction Materials	2.0%
Electric Utilities	2.0%
Oil, Gas & Consumable Fuels	2.0%
Household Durables	1.9%
Specialty Retail	1.7%
Diversified Telecommunication	1.6%
Commercial Services & Supplies	1.6%
Leisure Equipment & Products	1.5%
Personal Products	1.4%
Real Estate Investment Trusts	1.0%
Industrial Conglomerates	1.0%
Health Care Providers & Services	0.9%
IT Services	0.9%
Trading Companies & Distributors	0.7%
Multiline Retail	0.7%
Total Long-Term Investments	92.7%

Short-Term Investment	7.4%
Total Investments	100.1%
Liabilities less Other Assets	(0.1)%

Total Net Assets	100.0%

See accompanying Notes to Schedule of Investments.

Advisory Research All Cap Value Fund
SCHEDULE OF INVESTMENTS - As of July 31, 2010
(Unaudited)

Number of Shares		Value
	Common Stocks - 95.9%
	Consumer Discretionary - 9.0%
7,110	Comcast Corp. - Class A	$138,432
5,450	Family Dollar Stores, Inc.	225,358
4,900	Foot Locker, Inc.	66,591
1,915	McDonald's Corp.	133,533
1,820	Vail Resorts, Inc.*	68,942
		632,856

	Consumer Staples - 10.2%
1,750	Casey's General Stores, Inc.	66,938
3,050	JM Smucker Co.	187,362
4,470	Sysco Corp.	138,436
5,360	Walgreen Co.	153,028
3,360	Wal-Mart Stores, Inc.	171,998
		717,762

	Energy - 12.6%
5,200	Cabot Oil & Gas Corp.	158,444
2,150	Chevron Corp.	163,852
8,160	Denbury Resources, Inc.*	129,254
6,220	Petrohawk Energy Corp.*	98,089
2,000	Pioneer Natural Resources Co.	115,840
3,690	Range Resources Corp.	136,973
5,290	Valero Energy Corp.	89,877
		892,329

	Financials - 31.5%
4,920	AmeriCredit Corp.*	118,621
3,040	Berkshire Hathaway, Inc. - Class B*	237,485
4,020	CIT Group, Inc.*	146,167
2,010	Enstar Group Ltd.*	146,187
5,400	Fifth Third Bancorp	68,634
1,070	Goldman Sachs Group, Inc.	161,377
10,000	Hudson City Bancorp, Inc.	124,200
10,380	Investors Bancorp, Inc.*	136,289
5,650	Jefferies Group, Inc.	139,499
6,280	JPMorgan Chase & Co.	252,958
8,080	Leucadia National Corp.*	178,487
4,770	Plum Creek Timber Co., Inc. - REIT	171,148
1,710	SL Green Realty Corp. - REIT	103,010
5,980	SLM Corp.*	71,760
5,580	Symetra Financial Corp.	65,063
320	White Mountains Insurance Group Ltd.	100,496
		2,221,381

	Health Care - 10.0%
1,520	Analogic Corp.	69,114
1,540	Becton Dickinson and Co.	105,952
2,350	Johnson & Johnson	136,512
3,670	Medtronic, Inc.	135,680
3,600	Merck & Co., Inc.	124,056
4,480	UnitedHealth Group, Inc.	136,416
		707,730

Advisory Research All Cap Value Fund
SCHEDULE OF INVESTMENTS - As of July 31, 2010
(Unaudited)

Number of Shares		Value

	Industrials - 8.0%
1,500	Caterpillar, Inc.	$104,625
3,550	GATX Corp.	100,323
2,550	Northrop Grumman Corp.	149,532
1,350	Raytheon Co.	62,465
2,100	United Technologies Corp.	149,310
		566,255

	Information Technology - 10.2%
2,560	ADC Telecommunications, Inc.*	32,589
5,230	Avnet, Inc.*	131,535
3,670	FLIR Systems, Inc.*	109,219
2,960	Hewlett-Packard Co.	136,278
7,340	Imation Corp.*	68,409
5,380	Microsoft Corp.	138,858
6,420	Western Union Co.	104,197
		721,085

	Materials - 2.1%
660	Allegheny Technologies, Inc.	31,423
1,100	Potash Corp. of Saskatchewan, Inc.	115,357
		146,780

	Telecommunication Services - 2.3%
6,810	Vodafone Group PLC - ADR	159,899

	Total Common Stocks	6,766,077
	(Cost $6,765,560)

	Short Term Investments - 4.6%
322,300	Fidelity Institutional Money Market Fund, 0.29% †	$322,300
	(Cost $322,300)

	Total Investments - 100.5%	7,088,377
	(Cost $7,087,860)
	Liabilities less Other Assets (0.5%)	(36,267)
	Total Net Assets	$7,052,110

* Non-Income Producing
REIT – Real Estate Investment Trust
ADR – American Depository Receipt
† The rate quoted is the annualized seven-day yield of the Fund at the period end.

See accompanying Notes to Schedule of Investments.

Advisory Research All Cap Value Fund
SCHEDULE OF INVESTMENTS - As of July 31, 2010
Sector Representation as a % of Total Investments (Unaudited)

Advisory Research Global Value Fund
SCHEDULE OF INVESTMENTS - As of July 31, 2010
(Unaudited)

The Advisory Research Global Value Fund commenced operations on July 31, 2010 and did not hold any securities.

Advisory Research Funds
NOTES TO SCHEDULE OF INVESTMENTS – July 31, 2010 (Unaudited)

Note 1 – Organization
Advisory Research International Small Cap Value Fund (the “International Small Cap Value Fund”), Advisory Research All Cap Value Fund (the “All Cap Value Fund”) and Advisory Research Global Value Fund (the “Global Value Fund”) (each a “Fund” and collectively the ‘‘Funds’’) are organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Funds’ primary investment objective is to provide long-term capital appreciation. The International Small Cap Value Fund commenced investment operations on March 31, 2010, the All Cap Value Fund commenced investment operations on November 16, 2009 and the Global Value Fund commenced investment operations on July 31, 2010.

Note 2 –Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal over the counter (OTC) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Fair value pricing may be applied to non-U.S. securities.  The trading hours for most non-U.S. securities end prior to the close of the NYSE, the time that the Funds’ net asset value per share (“NAV”) is calculated.  The occurrence of certain events after the close of non-U.S. markets, but prior to the close of the NYSE (such as a significant surge or decline in the U.S. market) may result in an adjustment to the trading prices of non-U.S. securities when non-U.S. markets open on the following business day.  If such events occur, the Funds may value non-U.S. securities at fair value, taking into account such events, when the NAV is calculated.

(b) Foreign Currency Translation
The Funds’ records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Funds’ NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Advisory Research Funds
NOTES TO SCHEDULE OF INVESTMENTS – July 31, 2010 (Unaudited)
(Continued)

The Funds do not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(c) Forward Foreign Currency Exchange Contracts
The Funds may utilize forward foreign currency exchange contracts (“forward contracts”) under which it is obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rate fluctuations.  All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations.  The Funds record realized gains or losses at the time the forward contract is settled.  Counter-parties to these forward contracts are major U.S. financial institutions.  As of July 31, 2010, the International Small Cap Value Fund had the following outstanding forward contracts:

Settlement Date	Receive	Deliver		Currency Value		Unrealized Gain/(Loss)

August 2, 2010	5,313	USD	4,074	EUR	5,310	$3
August 2, 2010	2,950,620	JPY	33,742	USD	34,153	$411
August 3, 2010	7,103	EUR	9,309	USD	9,257	$(52)
August 3, 2010	18,017	USD	13,849	EUR	18,047	$(30)
August 3, 2010	673,590	JPY	7,779	USD	7,797	$18
August 4, 2010	4,795	EUR	6,263	USD	6,248	$(15)
August 4, 2010	664,388	JPY	7,724	USD	7,690	$(34)

Net unrealized gain on forward contracts						$301

The All Cap Value Fund and the Global Value Fund did not enter into any forward contracts during the quarter.

Advisory Research Funds
NOTES TO SCHEDULE OF INVESTMENTS – July 31, 2010 (Unaudited)
(Continued)

Note 3 – Federal Income Tax Information
At July 31, 2010, gross unrealized appreciation and depreciation of investments and foreign currency owned by the Funds, based on cost for federal income tax purposes were as follows:

	International Small Cap Value Fund	All Cap Value Fund
Cost of investments	$18,691,640	$7,087,863

Gross unrealized appreciation	1,115,237	349,257
Gross unrealized depreciation	(846,354)	(348,743)
Net unrealized appreciation on investments and foreign currency translations	$268,883	$514

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of each Fund’s respective investments.  These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used, as of July 31, 2010, in valuing the Funds’ assets carried at fair value:

Advisory Research Funds
NOTES TO SCHEDULE OF INVESTMENTS – July 31, 2010 (Unaudited)
(Continued)

International Small Cap Value Fund

	Level 1 (Quoted Price)	Level 2 (Other Significant Observable Inputs)	Level 3 (Significant Unobservable Inputs)	Total
Assets Table
Investments, at Value:
Common Stocks:
Consumer Discretionary	$158,024	$1,776,221	$-	$1,934,245
Consumer Staples	398,160	1,651,440	-	2,049,600
Energy	-	378,869	-	378,869
Financials	1,103,605	4,606,282	-	5,709,887
Health Care	-	1,228,082	-	1,228,082
Industrials	168,334	2,988,184	-	3,156,518
Information Technology	-	760,271	-	760,271
Materials	-	1,655,079	-	1,655,079
Telecommunications Services	308,633	-	-	308,633
Utilities	-	384,200	-	384,200
Short-Term Investment	1,394,740	-	-	1,394,740
Total Investments, at Value	3,531,496	15,428,628	-	18,960,124
Other Financial Instruments*
Forward Foreign Currency Exchange Contracts	301	-	-	301
Total Assets	$3,531,797	$15,428,628	$-	$18,960,425

All Cap Value Fund

	Level 1 (Quoted Price)	Level 2 (Other Significant Observable Inputs)	Level 3 (Significant Unobservable Inputs)	Total
Assets Table
Investments, at Value:
Common Stocks:
Consumer Discretionary	$632,856	$-	$-	$632,856
Consumer Staples	717,762	-	-	717,762
Energy	892,329	-	-	892,329
Financials	2,221,381	-	-	2,221,381
Health Care	707,730	-	-	707,730
Industrials	566,255	-	-	566,255
Information Technology	721,085	-	-	721,085
Materials	146,780	-	-	146,780
Telecommunications Services	159,899	-	-	159,899
Short-Term Investment	322,300	-	-	322,300
Total Assets	$7,088,377	$-	$-	$7,088,377

* Other financial instruments are not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the investments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Advisory Research Funds, a series of Investment Managers Series Trust

By:	/s/ JOHN P. ZADER
Title:	John P. Zader, President
Date:	9/24/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ JOHN P. ZADER
(Signature and Title)	John P. Zader, President

Date:	9/24/10

By:*	/s/ RITA DAM
(Signature and Title)	Rita Dam, Treasurer

Date:	9/24/10

* Print the name and title of each signing officer under his or her signature.

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